Disposal of subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Jun. 29, 2022
Disposal of Subsidiaries [Abstract]
Equity interest			100.00%
Gain on disposal	$ 42,150
Beijing Youmeng IT Co Ltd [Member]
Disposal of Subsidiaries [Abstract]
Gain on disposal	$ 783,003
Webuy Sdn Bhd [Member]
Disposal of Subsidiaries [Abstract]
Disposal of equity interest		100.00%